Total
Putnam Global Income Trust
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Global Income Trust		Class A	Class B	Class C	Class R	Class R5	Class R6	Class Y
Management fees		0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.50%
Other expenses		0.45%	0.45%	0.45%	0.45%	0.34%	0.27%	0.45%
Total annual fund operating expenses		1.24%	1.99%	1.99%	1.49%	0.88%	0.81%	0.99%
Expense reimbursement	[1]	(0.34%)	(0.34%)	(0.34%)	(0.34%)	(0.34%)	(0.34%)	(0.34%)
Total annual fund operating expenses after expense reimbursement		0.90%	1.65%	1.65%	1.15%	0.54%	0.47%	0.65%
[1]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through February 28, 2022. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example - Putnam Global Income Trust - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	488	745	1,022	1,811
Class B	668	892	1,241	2,095
Class C	268	592	1,041	2,289
Class R	117	438	781	1,750
Class R5	55	247	454	1,053
Class R6	48	225	416	970
Class Y	66	281	514	1,182

Expense Example, No Redemption - Putnam Global Income Trust - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	168	592	1,041	2,095
Class C	168	592	1,041	2,289

Prospectus Supplement	June 30, 2020

Putnam Global Income Trust
Prospectuses dated February 29, 2020

Effective July 1, 2020, the sub-sections Annual fund operating expenses and Example in the section Fund summary are deleted in their entirety and replaced with the following:

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Total		Total annual fund
	Manage-	Distribution		annual fund	Expense	operating expenses
Share	ment	and service	Other	operating	reimburse-	after expense
class	fees	(12b-1) fees	expenses	expenses	ment#	reimbursement
Class A	0.54%	0.25%	0.45%	1.24%	(0.34%)	0.90%
Class B	0.54%	1.00%	0.45%	1.99%	(0.34%)	1.65%
Class C	0.54%	1.00%	0.45%	1.99%	(0.34%)	1.65%
Class R	0.54%	0.50%	0.45%	1.49%	(0.34%)	1.15%
Class R5	0.54%	N/A	0.34%	0.88%	(0.34%)	0.54%
Class R6	0.54%	N/A	0.27%	0.81%	(0.34%)	0.47%
Class Y	0.54%	N/A	0.45%	0.99%	(0.34%)	0.65%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through February 28, 2022. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$488	$745	$1,022	$1,811
Class B	$668	$892	$1,241	$2,095
Class B (no redemption)	$168	$592	$1,041	$2,095
Class C	$268	$592	$1,041	$2,289
Class C (no redemption)	$168	$592	$1,041	$2,289
Class R	$117	$438	$781	$1,750
Class R5	$55	$247	$454	$1,053
Class R6	$48	$225	$416	$970
Class Y	$66	$281	$514	$1,182

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